BLACKROCK FUNDSSM

BlackRock U.S. Impact Fund

BlackRock International Impact Fund

BlackRock Global Impact Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 31, 2022 to the Statement of Additional Information (“SAI”)

of the Funds, dated August 27, 2021, as supplemented to date

Effective May 16, 2022, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Manager” is revised as follows:

The title of the section and first paragraph are deleted in their entirety and replaced with the following:

Information Regarding the Portfolio Managers

Eric Rice and Sheetal Prasad are the Funds’ portfolio managers and are primarily responsible for the day-to-day management of each Fund.

The first paragraph and the table in the sub-section entitled “Other Funds and Accounts Managed” are deleted in their entirety and replaced with the following:

The following tables set forth information about the funds and accounts other than the Funds for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of April 30, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Eric Rice	0 $0	6 $583.3 Million	0 $0	0 $0	0 $0	0 $0
Sheetal Prasad*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2022.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Eric Rice’s compensation as of April 30, 2021 and Sheetal Prasad’s compensation as of April 30, 2022.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the portfolio managers as of April 30, 2021.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned
Eric Rice	U.S. Impact International Impact Global Impact	None None None
Sheetal Prasad*	U.S. Impact International Impact Global Impact	None None None

*	Information provided is as of April 30, 2022.

Shareholders should retain this Supplement for future reference.

SAI-IMPF-0522SUP

2